RELATED PARTY TRANSACTIONS - Consolidated Statements of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Consideration paid upon business combination		€ (8,488)
Change in Cash and Cash Equivalents	€ (2,491)	(4,719)
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Consideration paid upon business combination		(8,488)
Prepaid consideration		(821)
Interest and financing fees		(94)
Change in Cash and Cash Equivalents		€ (9,403)